Finance Expense, Net (Tables)	12 Months Ended
Dec. 31, 2025
Finance Expense, Net
Schedule of finance (expense) income, net

	2025		2024		2023
Interest expense (1)	Ps.	(7,508,600)	Ps.	(7,975,554)	Ps.	(7,742,095)
Other finance expense, net (2)		—		—		(134,847)
Foreign exchange loss, net (4)		—		(837,200)		(149,151)
Finance expense		(7,508,600)		(8,812,754)		(8,026,093)
Interest income (3)		2,666,834		3,343,856		3,180,192
Other finance income, net (2)		302,287		773,727		—
Foreign exchange gain, net (4)		399,193		—		—
Finance income		3,368,314		4,117,583		3,180,192
Finance expense, net	Ps.	(4,140,286)	Ps.	(4,695,171)	Ps.	(4,845,901)

(1)

Interest expense for the years ended December 31, 2025, 2024 and 2023 included: (i) interest related to lease liabilities in the aggregate amount of Ps.308,753, Ps.291,802 and Ps.347,365, respectively; (ii) interest related to satellite transponder lease agreements that were recognized before adoption of IFRS 16, in the aggregate amount of Ps.154,267, Ps.177,128 and Ps.202,864, respectively; (iii) interest related to obligations incurred for dismantling certain equipment of the Group’s networks, in the aggregate amount of Ps.56,668, Ps.58,051 and Ps.61,762, respectively; (iv) amortization of finance costs in the aggregate amount of Ps.89,862, Ps.144,212 and Ps.147,165, respectively; and (v) finance expense (income) related to prepayment of long-term debt in the aggregate amount of Ps.78,579 and Ps.(423,204), for the years ended December 31, 2024 and 2023, respectively (see Notes 2 and 14).

(2)	Other finance income or expense, net, included fair value net gain or loss from derivative financial instruments (see Note 15).
(3)	Interest income included primarily interest from cash equivalents in 2025,2024 and 2023, and short-term investments in 2025.
(4)	Foreign exchange gain or loss, net, for the years ended December 31, 2025, 2024 and 2023, resulted primarily from the appreciation or depreciation of the Mexican peso against the U.S. dollar on the Group’s average U.S. dollar-denominated net asset or liability position, excluding designated hedging long-term debt of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Notes 2(e), 4 and 14). The exchange rate of the Mexican peso against the U.S. dollar was of Ps.18.0165, Ps.20.8691 and Ps.16.9325, as of December 31, 2025, 2024 and 2023, respectively.